SCHEDULE OF PREFERRED STOCK ISSUED (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total	14,449,669	7,461,815
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Total	7,020	7,020
Series A 1A Preferred Stock [Member]
Class of Stock [Line Items]
Total	3,884,256	4,473,547
Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Total	1,195,904	1,264,360
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Total	1,854,644
Series B Preferred Shares [Member]
Class of Stock [Line Items]
Total	7,507,845	1,716,888